Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Federal net operating loss carry overs	$ 0	$ 252,186
Valuation allowance	$ 211,112	$ 371,080